Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Cybersecurity Risk Management and Strategy

We have developed and implemented a cybersecurity risk management program intended to protect the confidentiality, integrity, and availability of our critical systems and information.

We design and assess our program based on ISO27001 – the international standard for information security management systems. This does not imply that we meet any particular technical standards, specifications, or requirements, only that we use ISO27001 as a guide to help us identify, assess, and manage cybersecurity risks relevant to our business.

Our cybersecurity risk management program is integrated into our overall enterprise risk management program, and shares common methodologies, reporting channels and governance processes that apply across the enterprise risk management program to other legal, compliance, strategic, operational, and financial risk areas.

Key elements of our cybersecurity risk management program include but are not limited to the following:

●	Risk assessments designed to help identify material risks from cybersecurity threats to our critical systems, information, products, and our broader enterprise IT environment;
●	A security team principally responsible for managing (1) our cybersecurity risk assessment processes, (2) our security controls, and (3) our response to cybersecurity incidents;
●	The use of external service providers, where appropriate, to assess, test or otherwise assist with aspects of our security processes;
●	Cybersecurity awareness training of our employees, including incident response personnel, and senior management;
●	A cybersecurity incident response plan that includes procedures for responding to cybersecurity incidents; and
●	A third party risk management process for key service providers, based on our assessment of their criticality to our operations and respective risk profile.

We have not identified risks from known cybersecurity threats, including as a result of any prior cybersecurity incidents, that have materially affected us, including our operations, business strategy, results of operations, or financial condition. We face risks from cybersecurity threats that, if realized, are reasonably likely to materially affect us, including our operations, business strategy, results of operations, or financial condition. See “Risk Factors- If we or our third party service providers fail to protect Confidential Information or experience a security incident, or if unauthorized parties otherwise obtain access to our Confidential Information or IT Systems, including our customers’ data, partners’ data or other personal data, our reputation may be harmed, demand for services may be reduced and we may incur significant liabilities which would materially and adversely affect our business, results of operations and financial condition.” and “Risk Factors-Any material disruption in our IT Systems could adversely affect our business.”

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]

Our cybersecurity risk management program is integrated into our overall enterprise risk management program, and shares common methodologies, reporting channels and governance processes that apply across the enterprise risk management program to other legal, compliance, strategic, operational, and financial risk areas.

Key elements of our cybersecurity risk management program include but are not limited to the following:

●	Risk assessments designed to help identify material risks from cybersecurity threats to our critical systems, information, products, and our broader enterprise IT environment;
●	A security team principally responsible for managing (1) our cybersecurity risk assessment processes, (2) our security controls, and (3) our response to cybersecurity incidents;
●	The use of external service providers, where appropriate, to assess, test or otherwise assist with aspects of our security processes;
●	Cybersecurity awareness training of our employees, including incident response personnel, and senior management;
●	A cybersecurity incident response plan that includes procedures for responding to cybersecurity incidents; and
●	A third party risk management process for key service providers, based on our assessment of their criticality to our operations and respective risk profile.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Cybersecurity Governance

Our Board considers cybersecurity risk as part of its risk oversight function and has delegated to the Audit Committee oversight of cybersecurity risks, including oversight of management’s implementation of our cybersecurity risk management program.

The Audit Committee receives quarterly updates from management on our cybersecurity activities. In addition, management updates the Audit Committee, where it is deemed appropriate, regarding cybersecurity incidents it considers to be significant.

The Audit Committee reports to the full Board regarding its activities, including those related to cybersecurity. The full Board also receives quarterly briefings from management on our cyber risk management program. Board members have also received presentations on cybersecurity topics from our VP Finance, internal security staff, or external experts as part of the Board’s continuing education on topics that impact public companies.

Our management team, including our Chief Data and Information Officer (CDIO), is responsible for assessing and managing our material risks from cybersecurity threats. The CDIO has primary responsibility for our overall cybersecurity risk management program and supervises our internal cybersecurity personnel and any retained external cybersecurity consultants.

Our CDIO, JC Sacristan, has over 25 years of experience leading global IT, cybersecurity, data, and digital functions, including as Chief Digital & Information Officer at Abcam, where they oversaw enterprise cybersecurity, and in senior technology leadership roles at adidas, Nike, and Tempe (Inditex Group).

Our management team supervises efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, which may include briefings from internal security personnel; threat intelligence and other information obtained from governmental, public or private sources, including external consultants engaged by us; and alerts and reports produced by security tools deployed in our IT environment.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Audit Committee
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]

The Audit Committee receives quarterly updates from management on our cybersecurity activities. In addition, management updates the Audit Committee, where it is deemed appropriate, regarding cybersecurity incidents it considers to be significant.

The Audit Committee reports to the full Board regarding its activities, including those related to cybersecurity. The full Board also receives quarterly briefings from management on our cyber risk management program. Board members have also received presentations on cybersecurity topics from our VP Finance, internal security staff, or external experts as part of the Board’s continuing education on topics that impact public companies.

Cybersecurity Risk Role of Management [Text Block]

Our management team, including our Chief Data and Information Officer (CDIO), is responsible for assessing and managing our material risks from cybersecurity threats. The CDIO has primary responsibility for our overall cybersecurity risk management program and supervises our internal cybersecurity personnel and any retained external cybersecurity consultants.

Our CDIO, JC Sacristan, has over 25 years of experience leading global IT, cybersecurity, data, and digital functions, including as Chief Digital & Information Officer at Abcam, where they oversaw enterprise cybersecurity, and in senior technology leadership roles at adidas, Nike, and Tempe (Inditex Group).

Our management team supervises efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, which may include briefings from internal security personnel; threat intelligence and other information obtained from governmental, public or private sources, including external consultants engaged by us; and alerts and reports produced by security tools deployed in our IT environment.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Chief Data and Information Officer (CDIO)
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our CDIO, JC Sacristan, has over 25 years of experience leading global IT, cybersecurity, data, and digital functions, including as Chief Digital & Information Officer at Abcam, where they oversaw enterprise cybersecurity, and in senior technology leadership roles at adidas, Nike, and Tempe (Inditex Group).
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Our management team supervises efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, which may include briefings from internal security personnel; threat intelligence and other information obtained from governmental, public or private sources, including external consultants engaged by us; and alerts and reports produced by security tools deployed in our IT environment.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true